Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Deductible advertising expenses exceeding the tax limit	¥ 45,438		¥ 31,351
Accrued expenses	41,458		16,504
Other deductible expenses exceeding the tax limit	427		300
Provisions for the prepayments and other non-current assets	10,125
Operating loss carry forward	579,821		361,627
Less: valuation allowances	(499,090)		(390,833)	¥ (245,817)
Total deferred tax assets	178,179		18,949
Deferred tax liabilities
Intangible assets	13,551		12,623
Contract assets	148,375		212,138
Advance from customer	17,964		19,933
Total deferred tax liabilities	179,890		244,694
Classification in the consolidated balance sheets:
Deferred tax assets	11,840	$ 1,858
Deferred tax liabilities	¥ 13,551	$ 2,126	¥ 225,745